Related Party Balances and Transactions (Details) - Schedule of Balance Due from Shareholders - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Balance Due from Shareholders [Abstract]
Due from shareholders	$ (221,203)	$ 372,103	$ 2,257,931
Less: allowance for expected credit loss		(17,818)	$ (17,059)
Total shareholders amount	$ (221,203)	$ 354,285